Other Income (Expense), Net - Details of Components of Other Income (Expense), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Component Of Other Income And Expense [Line Items]
Foreign currency gains (losses)	$ 260	$ (603)			$ (20,779)	$ 3,355	$ (6,824)	$ 2,757
Unrealized gains (losses) related to forward contracts	(188)	2,834	4,392	(5,280)			4,392	(5,280)
Loss on sale of receivables	(373)	(204)			(377)	(715)	(947)	(1,656)
Gain on partial sale of joint venture				11,423				11,423
Miscellaneous income (expense)	(31)	920				1,574	3,316	(70)
Other income (expense), net	$ (332)	$ 2,947			$ (21,156)	$ 4,214	$ (63)	$ 7,174